Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ (13)	$ (26)
Non-current liability	580	532	560
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	454	502	388
Current service cost	13	13	11
Interest cost	20	19	18
Actuarial losses (gains) and changes in actuarial assumptions	93	(56)	50
Benefits paid	(16)	(18)	(18)
Acquisition			47
Foreign exchange	(24)	(6)	6
End of year	540	454	502
Beginning of year	328	288	259
Return on plan assets	25	38	26
Employer contributions	24	30	19
Benefits paid	(16)	(18)	(19)
Foreign exchange	(14)	(10)	3
End of year	347	328	288
Ending funded status	193	126	214
Non-current asset	(13)	(26)
Current liability	3	3	2
Non-current liability	203	149	212
Net amount	193	126	214
Unrecognized actuarial losses	(147)	(61)	(141)
Current service cost	13	13	11
Interest cost	20	19	18
Return on plan assets	(19)	(19)	(19)
Actuarial losses	1	5	3
Net periodic benefit cost	$ 15	$ 18	$ 13